Statutory Financial Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
XL-Ireland
Statutory Accounting Practices [Line Items]
Cash and investments, net of liabilities associated with cash sweeping arrangements	$ 12,700,000		$ 11,000,000
XL-Cayman
Statutory Accounting Practices [Line Items]
Cash and investments, net of liabilities associated with cash sweeping arrangements	1,600,000,000		1,400,000,000
Bermuda
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	6,382,118,000	[1]	6,497,192,000	[1]
Actual statutory capital and surplus	10,193,615,000	[1],[2]	10,328,816,000	[1],[2]
Statutory net income (loss)	1,257,791,000		857,832,000		614,313,000
BSCR level for principal operating subsidiaries	100.00%
Maximum permitted dividends as a percentage of prior year statutory capital and surplus	25.00%
Maximum permitted dividends as a percentage of statutory capital	15.00%
Maximum dividend permitted without affidavit	1,400,000,000		1,400,000,000
United States
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	657,865,000	[3]	649,166,000	[3]
Actual statutory capital and surplus	2,244,505,000	[2],[3]	2,237,834,000	[2],[3]
Statutory net income (loss)	124,310,000		106,510,000		23,350,000
RBC level for certain operating subsidiaries	100.00%
Maximum permitted dividends as a percentage of statutory policyholder surplus	10.00%
Maximum permitted dividends as a percentage of "Adjusted net investment income"	100.00%
Maximum dividend permitted without affidavit	180,500,000
Statutory earned surplus, amount	180,500,000		152,900,000
Number of property and casualty subsidiaries	7
Europe, UK, and other
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	1,970,909,000		1,679,309,000
Actual statutory capital and surplus	2,686,909,000	[2]	2,483,484,000	[2]
Statutory net income (loss)	(162,085,000)		144,829,000		107,255,000
Ireland
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	900,000,000
Distributable reserves, amount	3,300,000,000
United Kingdom
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	$ 1,200,000,000

[1]	Required statutory capital and surplus at December 31, 2013 represents 100% Bermuda Solvency Capital Requirement (“BSCR”) level for the top Bermuda operating subsidiary, XL Insurance (Bermuda) Ltd, calculated on a consolidated basis (and therefore includes a BSCR requirement for all regions).
[2]	Statutory assets in Bermuda include investments in other U.S. and international subsidiaries reported separately herein.
[3]	Required statutory capital and surplus represents 100% RBC level for principal U.S. operating subsidiaries.